Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - CAD ($)	Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Class A Shares to be issued [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Deficit [Member]	Total
Balance at Feb. 29, 2020	$ 31,055,842	$ 0		$ 3,392,371	$ 1,373,748	$ (26,325,439)	$ 9,496,522
Balance (in shares) at Feb. 29, 2020	33,785,154	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation				237,714			237,714
Shares issued on exercise of options	$ 9,671			(4,323)			$ 5,348
Shares issued on exercise of options (in shares)	28,154						28,154
Shares for debt settlement							$ 0
Foreign currency translation gain (loss)					(430,428)		(430,428)
Net loss for the period						(2,667,423)	(2,667,423)
Balance at Feb. 28, 2021	$ 31,065,513	$ 0		3,625,762	943,320	(28,992,862)	6,641,733
Balance (in shares) at Feb. 28, 2021	33,813,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation				19,087			19,087
Shares issued on exercise of options	$ 533,666			(178,166)			355,500
Shares issued on exercise of options (in shares)	1,492,425
Shares exchanged to Class A Shares	$ (480,479)	$ 480,479
Shares exchanged to Class A Shares (in shares)	(1,355,425)	1,355,425
Shares for debt settlement	$ 94,999						94,999
Shares for debt settlement (in shares)	737,000
Shares issued on financing, net	$ 5,300,490						5,300,490
Shares issued on financing, net (in shares)	9,990,237
Foreign currency translation gain (loss)					(312,125)		(312,125)
Net loss for the period						(634,598)	(634,598)
Balance at May. 31, 2021	$ 36,514,189	$ 480,479		3,466,683	631,195	(29,627,460)	11,465,086
Balance (in shares) at May. 31, 2021	44,677,545	1,355,425
Balance at Feb. 28, 2021	$ 31,065,513	$ 0		3,625,762	943,320	(28,992,862)	6,641,733
Balance (in shares) at Feb. 28, 2021	33,813,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation				1,196,361			1,196,361
Shares issued on exercise of options	$ 572,350			(195,458)			$ 376,892
Shares issued on exercise of options (in shares)	1,605,042						1,605,042
Shares exchanged to Class A Shares	$ (480,479)	$ 480,479
Shares exchanged to Class A Shares (in shares)	(1,355,425)	1,355,425
Shares for debt settlement	$ 94,999						$ 94,999
Shares for debt settlement (in shares)	737,000
Shares issued on financing, net	$ 7,734,631			2,077,577			9,812,208
Shares issued on financing, net (in shares)	17,739,237
Share issuance costs from financing	$ (940,917)			280,865			(660,052)
Foreign currency translation gain (loss)					63,041		63,041
Net loss for the period						(4,372,019)	(4,372,019)
Balance at Feb. 28, 2022	$ 38,046,097	$ 480,479		6,985,107	1,006,361	(33,364,881)	13,153,163
Balance (in shares) at Feb. 28, 2022	52,539,162	1,355,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation				489,089			489,089
Shares issued on exercise of options	$ 8,426			(3,097)			$ 5,329
Shares issued on exercise of options (in shares)	28,154						28,154
Shares for debt settlement							$ 0
Shares issued on exercise of broker warrants	$ 229,598			(13,645)			215,953
Shares issued on exercise of broker warrants (in Shares)	454,817
Shares to be issued related to acquisition of SDP			$ 14,371,500				14,371,500
Shares to be issued related to acquisition of SDP (in shares)			19,162,000
Shares issued related to acquisition of SDP		$ 107,250	$ (107,250)
Shares issued related to acquisition of SDP (in shares)		143,000	(143,000)
Class A Shares exchanged for common shares	$ 107,250	$ (107,250)					143,000
Class A Shares exchanged for common shares (in shares)	143,000	(143,000)
Foreign currency translation gain (loss)					(377,287)		(377,287)
Net loss for the period						(3,166,214)	(3,166,214)
Balance at May. 31, 2022	$ 38,391,371	$ 480,479	$ 14,264,250	$ 7,457,454	$ 629,074	$ (36,531,095)	$ 24,691,533
Balance (in shares) at May. 31, 2022	53,165,133	1,355,425	19,019,000